TRANSACTIONS WITH RELATED PARTIES (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and accounts receivable:
Allowance for loan losses	$ 1,440	$ 7,558
Santander Group Companies [Member]
Loans and accounts receivable:
Loans and accounts receivable:	80,076	81,687	$ 77,388
Allowance for loan losses	(209)	(209)	(213)
Net loans	79,867	81,478	77,175
Guarantees	361,452	434,141	499,803
Contingent loans:
Contingent loans:	396,829	464,369	539,584
Allowance for contingent loans	(4)	(5)	(11)
Net contingent loans	396,825	464,364	539,573
Santander Group Companies [Member] | Personal guarantees [Member]
Contingent loans:
Contingent loans:
Santander Group Companies [Member] | Letters of credit [Member]
Contingent loans:
Contingent loans:	19,251	27,268	29,275
Santander Group Companies [Member] | Guarantees [member]
Contingent loans:
Contingent loans:	377,578	437,101	510,309
Associates [member]
Loans and accounts receivable:
Loans and accounts receivable:	771	533	565
Allowance for loan losses	(9)	(35)	(190)
Net loans	762	498	375
Guarantees
Contingent loans:
Contingent loans:
Allowance for contingent loans
Net contingent loans
Associates [member] | Personal guarantees [Member]
Contingent loans:
Contingent loans:
Associates [member] | Letters of credit [Member]
Contingent loans:
Contingent loans:
Associates [member] | Guarantees [member]
Contingent loans:
Contingent loans:
Key management personnel of entity or parent [member]
Loans and accounts receivable:
Loans and accounts receivable:	27,053	26,424	28,674
Allowance for loan losses	(177)	(87)	(62)
Net loans	26,876	26,337	28,612
Guarantees	23,868	23,636	25,493
Contingent loans:
Contingent loans:
Allowance for contingent loans
Net contingent loans
Key management personnel of entity or parent [member] | Personal guarantees [Member]
Contingent loans:
Contingent loans:
Key management personnel of entity or parent [member] | Letters of credit [Member]
Contingent loans:
Contingent loans:
Key management personnel of entity or parent [member] | Guarantees [member]
Contingent loans:
Contingent loans:
Other related parties [member]
Loans and accounts receivable:
Loans and accounts receivable:	7,793	7,100	1,963
Allowance for loan losses	(18)	(34)	(20)
Net loans	7,775	7,066	1,943
Guarantees	7,164	5,486	1,632
Contingent loans:
Contingent loans:			2
Allowance for contingent loans	1
Net contingent loans	34		2
Other related parties [member] | Personal guarantees [Member]
Contingent loans:
Contingent loans:
Other related parties [member] | Letters of credit [Member]
Contingent loans:
Contingent loans:	33
Other related parties [member] | Guarantees [member]
Contingent loans:
Contingent loans:			2
Commercial Loans [Member] | Santander Group Companies [Member]
Loans and accounts receivable:
Loans and accounts receivable:	80,076	81,687	77,388
Commercial Loans [Member] | Associates [member]
Loans and accounts receivable:
Loans and accounts receivable:	771	533	565
Commercial Loans [Member] | Key management personnel of entity or parent [member]
Loans and accounts receivable:
Loans and accounts receivable:	3,947	4,595	5,841
Commercial Loans [Member] | Other related parties [member]
Loans and accounts receivable:
Loans and accounts receivable:	7,793	7,100	1,963
Mortgage Loans [Member]
Loans and accounts receivable:
Allowance for loan losses	69,066	57,009	62,427
Mortgage Loans [Member] | Santander Group Companies [Member]
Loans and accounts receivable:
Loans and accounts receivable:
Mortgage Loans [Member] | Associates [member]
Loans and accounts receivable:
Loans and accounts receivable:
Mortgage Loans [Member] | Key management personnel of entity or parent [member]
Loans and accounts receivable:
Loans and accounts receivable:	18,796	18,046	20,559
Mortgage Loans [Member] | Other related parties [member]
Loans and accounts receivable:
Loans and accounts receivable:
Consumer Loans [Member]
Loans and accounts receivable:
Allowance for loan losses	283,756	300,019	267,507
Consumer Loans [Member] | Santander Group Companies [Member]
Loans and accounts receivable:
Loans and accounts receivable:
Consumer Loans [Member] | Associates [member]
Loans and accounts receivable:
Loans and accounts receivable:
Consumer Loans [Member] | Key management personnel of entity or parent [member]
Loans and accounts receivable:
Loans and accounts receivable:	4,310	3,783	2,274
Consumer Loans [Member] | Other related parties [member]
Loans and accounts receivable:
Loans and accounts receivable: